Income Taxes (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Abstract
Loss before income taxes	$ (17,674)	$ (36,500)
Canadian federal and provincial income tax rates	27.00%	26.00%
Expected income tax recovery	$ (4,772)	$ (9,490)
Increase (decrease) in income tax recovery resulting from:
Share-based compensation	286	478
Share issuance costs	(469)	(588)
Adjustment to tax estimates	(48)	991
Amortization of flow-through share premium	(634)	(1,551)
Flow-through expenditures renunciation	2,542	5,800
Difference in future and foreign tax rates	(111)	(871)
Other	(40)	(43)
Increase (decrease) in unrecognized tax asset	3,246	5,274
Income tax recovery	$ 0	$ 0